Financial instruments and fair value disclosures - Interest rate, credit and foreign exchange risk (Details) £ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 GBP (£)
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 0
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of exposure	$ 0
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of exposure | £		£ 121,527
Percentage of reasonably possible increase or decrease in exchange rates against functional currency	5.00%	5.00%
Total effect on Loss of +ve movements	$ 7,775
Total effect on Loss of -ve movements	$ (7,775)
Currency risk | UK Subsidiary
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of exposure | £		£ 121,527